ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 9,583		$ 6,873
Provisions	4,104		2,830
Insurance contracts that are liabilities	5,494		0
Other liabilities	23,896		14,286
Accounts payable and other	$ 43,077	$ 43,077	$ 23,989